Share-based payments (Tables)	6 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Line Items]
Schedule of Recognized Stock-Based Compensation Expense
The Company recognized stock-based compensation expense (including earn-out RSUs) in the consolidated statements of operations and comprehensive loss for the years ended December 31, 2023 and 2022 totaling approximately $7.9 million and $5.2 million, respectively, which consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Cost of goods sold	$396	$406
Research and development	1,824	860
Sales and marketing	966	472
General and administrative	4,720	3,484
Total	$7,906	$5,222
The Company recognized stock-based compensation expense (including Earn-out RSUs) in the condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2024 totaling approximately $1.6 million and $3.6 million, respectively, and June 30, 2023, totaling approximately $2.1 million and $4.1 million, respectively, which consisted of the following (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
Cost of goods sold	$99	$137	$236	$266
Research and development	353	457	815	958
Sales and marketing	170	258	324	525
General and administrative	1,012	1,202	2,265	2,317
Total	$1,634	$2,054	$3,640	$4,066

Schedule of Stock Option Activity
Stock option activity during the year ended December 31, 2023 consisted of the following:

	Options	Weighted Average Fair Value	Weighted Average Exercise Price	Weighted Average Remaining Years	Intrinsic Value
December 31, 2022 — Options outstanding	52,408	$0.59	$0.50	7.14	$670,047
Granted	—	—	—
Exercised	(17,037)	0.72	0.47		189,480
Forfeited	(12,859)	0.73	0.54		137,500
December 31, 2023 — Options outstanding	22,512	$0.40	$0.51	0.55	$168,194
December 31, 2023 — Options vested and exercisable	22,180	$0.39	$0.51	0.46	$165,723
Stock option activity during the six months ended June 30, 2024 consisted of the following:

	Options	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Years	Aggregate Intrinsic Value
December 31, 2023 — Options outstanding	22,512	$0.40	$0.51	0.55	$168,194
Exercised	(20,659)	0.38	0.50		141,076
March 31, 2024 — Options outstanding	1,853	$0.56	$0.63	5.79	$17,806
Exercised	(16)	0.64	0.46		115
June 30, 2024 — Options outstanding	1,837	0.56	0.63	5.54	$11,532
June 30, 2024 — Options vested and exercisable	1,765	$0.55	$0.64	5.51	$11,071

Schedule of changes in RSUs
The changes in RSUs during the year ended December 31, 2023 were as follows:

	December 31, 2023		December 31, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
RSUs outstanding, beginning	1,875,000	$1.02	649,473	$3.42
RSUs granted	300,000	0.39	1,875,000	1.02
RSUs exercised	—	—	(466,731)	3.42
RSUs expired	—	—	(182,742)	3.42
RSUs outstanding, ending	2,175,000	$0.94	1,875,000	$1.02

Schedule of RSUs outstanding	Details of RSUs outstanding as at December 31, 2023 were as follows:

Deemed value	Weighted average contractual life	Number of RSUs outstanding	Number of RSUs exercisable
$0.94	9.08	2,175,000	—

ElectraMeccanica Vehicles Corp
Share-Based Payment Arrangement [Line Items]
Schedule of Recognized Stock-Based Compensation Expense

Share-based compensation expense recorded in	December 31, 2023	December 31, 2022
General and administrative expenses	$3,430,559	$3,956,824
Research and development expenses	75,494	864,619
Sales and marketing expenses	64,216	164,511
	$3,570,269	$4,985,954

Schedule of Stock Option Activity
The changes in stock options during the years ended December 31, 2023 and 2022 were as follows:

	December 31, 2023		December 31, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	14,721,998	$2.27	11,974,300	$2.73
Options granted	1,308,810	0.63	7,346,185	1.39
Options exercised	(19,927)	0.57	(1,623,864)	0.39
Options forfeited/expired/cancelled	(3,565,725)	2.64	(2,974,623)	2.97
Options outstanding, ending	12,445,156	$1.99	14,721,998	$2.27
Details of stock options outstanding as at December 31, 2023 were as follows:

Exercise price	Weighted average contractual life	Number of options outstanding	Number of options exercisable
$2.00 CAD	0.13	25,000	25,000
$0.39	6.94	42,356	10,590
$0.54	6.23	500,000	—
$0.57	6.36	2,500	989
$0.59	6.46	400,000	—
$0.99	6.06	84,069	46,823
$1.08	5.81	37,081	30,132
$1.11	5.93	3,750,000	1,249,999
$1.50	5.64	466,885	464,510
$1.91	2.05	2,955,000	2,939,723
$1.94	5.30	75,637	57,984
$2.13	5.10	21,120	14,960
$2.45	2.59	1,250,000	1,250,000
$2.53	2.61	25,000	25,000
$3.01	0.93	750,000	750,000
$3.40	1.37	1,035,000	1,035,000
$3.41	3.56	50,000	50,000
$3.55	4.54	5,000	4,050
$3.56	4.87	95,508	78,341
$3.77	0.93	50,000	50,000
$4.15	0.93	750,000	750,000
$7.75	4.13	30,000	28,750
$9.60	1.02	45,000	45,000
		12,445,156	8,906,851

Schedule of weighted average assumptions used in calculation of fair value of stock options	The fair value was calculated using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year ended December 31, 2023	Year ended December 31, 2022
Expected life of options	4.08-4.5 years	3.85-5 years
Annualized volatility	96.5%-112%	61%-123.7%
Risk-free interest rate	3.42%-4.28%	1.75%-4.23%
Dividend rate	0%	0%

Schedule of changes in the value of the DSUs liability
Changes in the value of the DSUs liability for the years ended December 31, 2023 and 2022 were as follows:

	Number of DSU	Amount
Balance, December 31, 2021	84,581	$53,362
Issuance	42,879	96,003
Stock-based compensation expense	—	$(72,889)
Balance, December 31, 2022	127,460	$76,476
Issuance	845,686	394,253
DSUs exercised	(225,697)	(91,911)
Stock-based compensation expense	—	(128,123)
Balance, December 31, 2023	747,449	$250,695

Schedule of number and weighted average share prices of DSUs
The number and weighted average share prices of DSUs were as follows:

	December 31, 2023		December 31, 2022
	Number of DSUs	Weighted average share price	Number of DSUs	Weighted average share price
DSUs outstanding, beginning	127,460	$3.02	84,581	$3.41
DSUs granted	845,686	0.47	42,879	2.24
DSUs exercised	(225,697)	0.41	—	—
DSUs outstanding, ending	747,449	$0.80	127,460	$3.02

Schedule of DSUs outstanding	Details of DSUs outstanding as at December 31, 2023 were as follows:

Deemed value	Weighted average contractual life	Number of DSUs outstanding	Number of DSUs exercisable
$0.80	9.57	747,449	747,449